Notes Payable (Details) - Schedule of future minimum annual maturities of notes payable - Maximum [Member] - Ambulnz, Inc. [Member]	Dec. 31, 2020 USD ($)
Notes Payable (Details) - Schedule of future minimum annual maturities of notes payable [Line Items]
2021	$ 664,357
2022	146,065
2023	160,531
2024	287,898
Total maturities	1,258,851
Current portion of notes payable	(664,357)
Long-term portion of notes payable	$ 594,494